AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Information Technology – 22.7%
Electronic Equipment, Instruments & Components – 3.2%
Fabrinet(a)	279,491	$67,348,946
Novanta, Inc.(a) (b)	307,864	52,410,768

		119,759,714

Semiconductors & Semiconductor Equipment – 5.6%
Impinj, Inc.(a) (b)	270,406	51,374,436
MACOM Technology Solutions Holdings, Inc.(a) (b)	437,475	49,172,190
Onto Innovation, Inc.(a)	99,281	19,690,401
Semtech Corp.(a) (b)	1,275,540	56,366,112
Universal Display Corp.(b)	165,904	29,915,809

		206,518,948

Software – 12.5%
Alkami Technology, Inc.(a)	506,450	18,541,135
Altair Engineering, Inc. - Class A(a) (b)	634,271	65,957,841
Braze, Inc. - Class A(a)	959,176	30,175,677
Clearwater Analytics Holdings, Inc. - Class A(a)	2,425,801	63,337,664
Intapp, Inc.(a)	1,101,740	55,274,296
Klaviyo, Inc. - Class A(a)	1,276,246	48,535,635
Monday.com Ltd.(a) (b)	166,087	48,807,987
Onestream, Inc.(a)	756,607	22,335,039
Rubrik, Inc. - Class A(a)	1,288,640	53,169,286
SPS Commerce, Inc.(a)	326,762	53,915,730

		460,050,290

Technology Hardware, Storage & Peripherals – 1.4%
ACV Auctions, Inc. - Class A(a)	2,919,652	50,480,783

		836,809,735

Health Care – 22.5%
Biotechnology – 14.6%
Akero Therapeutics, Inc.(a)	549,964	16,955,390
Apogee Therapeutics, Inc.(a) (b)	365,806	19,036,544
Ascendis Pharma A/S (ADR)(a)	126,920	15,588,314
Bicara Therapeutics, Inc.(a)	426,334	10,095,589
Blueprint Medicines Corp.(a)	365,466	31,981,930
Bridgebio Pharma, Inc.(a) (b)	843,497	19,746,265
CG oncology, Inc.(a) (b)	557,371	19,803,391
Cullinan Therapeutics, Inc.(a)	824,682	12,823,805
Cytokinetics, Inc.(a) (b)	434,080	22,138,080
Denali Therapeutics, Inc.(a)	943,528	24,493,987
Dianthus Therapeutics, Inc.(a) (b)	525,780	14,648,231
Halozyme Therapeutics, Inc.(a)	796,144	40,261,002
Insmed, Inc.(a) (b)	720,318	48,462,995
Intellia Therapeutics, Inc.(a)	675,885	9,611,085
Legend Biotech Corp. (ADR)(a)	451,534	20,328,061
Merus NV(a)	328,575	16,405,750

Company	Shares	U.S. $ Value

MoonLake Immunotherapeutics(a) (b)	328,783	$15,262,107
Natera, Inc.(a)	292,316	35,358,543
Ultragenyx Pharmaceutical, Inc.(a)	331,435	16,899,871
Upstream Bio, Inc.(a) (b)	597,961	14,829,433
Vaxcyte, Inc.(a) (b)	530,040	56,369,754
Viking Therapeutics, Inc.(a) (b)	241,833	17,542,566
Viridian Therapeutics, Inc.(a)	1,014,208	21,876,466
Xenon Pharmaceuticals, Inc.(a)	402,492	16,546,446

		537,065,605

Health Care Equipment & Supplies – 2.1%
AtriCure, Inc.(a)	1,160,662	38,510,765
Masimo Corp.(a)	280,424	40,383,860

		78,894,625

Health Care Providers & Services – 2.2%
BrightSpring Health Services, Inc.(a) (b)	1,727,949	25,867,397
PROCEPT BioRobotics Corp.(a) (b)	628,689	56,582,010

		82,449,407

Life Sciences Tools & Services – 2.2%
Quanterix Corp.(a) (b)	1,748,336	23,104,260
Repligen Corp.(a)	287,288	38,574,160
Tempus AI, Inc.(a) (b)	400,151	17,854,738

		79,533,158

Pharmaceuticals – 1.4%
BioAge Labs, Inc.(a)	629,520	14,856,672
Intra-Cellular Therapies, Inc.(a)	264,982	22,457,224
Rapport Therapeutics, Inc.(a) (b)	583,247	14,307,049

		51,620,945

		829,563,740

Industrials – 21.4%
Aerospace & Defense – 5.5%
AeroVironment, Inc.(a) (b)	241,153	51,838,249
Curtiss-Wright Corp.	132,468	45,696,161
Leonardo DRS, Inc.(a)	1,815,091	54,579,786
Loar Holdings, Inc.(a) (b)	284,602	24,527,000
Standardaero, Inc.(a)	988,044	28,505,070

		205,146,266

Building Products – 4.0%
Armstrong World Industries, Inc.	356,698	49,777,206
AZEK Co., Inc. (The)(a)	792,675	34,877,700
CSW Industrials, Inc.(b)	174,060	61,460,586

		146,115,492

Commercial Services & Supplies – 1.4%
Tetra Tech, Inc.	1,037,640	50,719,843

Company	Shares	U.S. $ Value

Construction & Engineering – 3.4%
Comfort Systems USA, Inc.	95,732	$37,435,041
Construction Partners, Inc. - Class A(a) (b)	770,704	60,677,526
Primoris Services Corp.	429,480	26,894,038

		125,006,605

Ground Transportation – 0.9%
ArcBest Corp.	315,881	32,908,482

Machinery – 4.1%
Esab Corp.(b)	349,409	42,991,283
ITT, Inc.	356,483	49,950,398
SPX Technologies, Inc.(a) (b)	405,179	58,139,135

		151,080,816

Marine Transportation – 1.1%
Kirby Corp.(a)	372,260	42,720,558

Professional Services – 1.0%
FTI Consulting, Inc.(a)	182,724	35,645,798

		789,343,860

Consumer Discretionary – 12.9%
Automobile Components – 1.6%
Modine Manufacturing Co.(a) (b)	487,900	57,459,983

Broadline Retail – 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a) (b)	404,870	37,179,212

Diversified Consumer Services – 2.1%
Duolingo, Inc.(a)	165,075	48,362,023
KinderCare Learning Cos., Inc.(a) (b)	1,058,533	30,866,822

		79,228,845

Hotels, Restaurants & Leisure – 2.9%
Dutch Bros, Inc. - Class A(a)	1,095,716	36,290,114
Texas Roadhouse, Inc.	211,949	40,507,693
Wingstop, Inc.	100,876	29,021,016

		105,818,823

Household Durables – 3.4%
Champion Homes, Inc.(a)	545,080	48,092,408
Meritage Homes Corp.	204,057	36,975,128
SharkNinja, Inc.	426,550	39,332,176

		124,399,712

Specialty Retail – 1.9%
Boot Barn Holdings, Inc.(a) (b)	367,403	45,760,044
Wayfair, Inc. - Class A(a) (b)	611,382	26,185,491

		71,945,535

		476,032,110

Financials – 10.4%
Capital Markets – 6.7%
DigitalBridge Group, Inc.	2,403,039	37,703,682

Company	Shares	U.S. $ Value

Houlihan Lokey, Inc.	256,876	$44,380,466
Piper Sandler Cos.(b)	197,180	55,928,135
StepStone Group, Inc. - Class A	1,002,900	60,304,377
Stifel Financial Corp.	491,251	50,903,429

		249,220,089

Financial Services – 2.1%
NCR Atleos Corp.(a)	1,414,255	37,025,196
Shift4 Payments, Inc. - Class A(a) (b)	449,500	40,652,780

		77,677,976

Insurance – 1.6%
Kinsale Capital Group, Inc.(b)	4,828	2,066,915
RLI Corp.	251,793	39,272,154
TWFG, Inc.(a)	533,829	17,317,413

		58,656,482

		385,554,547

Consumer Staples – 3.8%
Consumer Staples Distribution & Retail – 1.3%
Chefs’ Warehouse, Inc. (The)(a) (b)	1,238,376	49,435,970

Food Products – 1.2%
Freshpet, Inc.(a)	335,573	44,476,846

Personal Care Products – 1.3%
BellRing Brands, Inc.(a)	727,539	47,893,892

		141,806,708

Materials – 2.0%
Chemicals – 1.2%
Element Solutions, Inc.	1,703,590	46,167,289

Construction Materials – 0.8%
Summit Materials, Inc. - Class A(a)	592,541	28,092,369

		74,259,658

Energy – 1.1%
Energy Equipment & Services – 0.7%
TechnipFMC PLC	917,842	24,497,203

Oil, Gas & Consumable Fuels – 0.4%
Permian Resources Corp.(b)	1,096,484	14,945,077

		39,442,280

Total Common Stocks (cost $2,712,886,288)		3,572,812,638

INVESTMENT COMPANIES – 1.6%
Funds and Investment Trusts – 1.6%
iShares Russell 2000 Growth ETF(b) (cost $45,581,269)	214,599	60,182,144

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.72%(c) (d) (e) (cost $60,967,229)	60,967,229	$60,967,229

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $2,819,434,786)		3,693,962,011

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.72%(c) (d) (e) (cost $106,137,504)	106,137,504	106,137,504

Total Investments – 103.0% (cost $2,925,572,290)(f)		3,800,099,515
Other assets less liabilities – (3.0)%		(110,532,630)

Net Assets – 100.0%		$3,689,566,885

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of October 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,004,666,024 and gross unrealized depreciation of investments was $(130,138,799), resulting in net unrealized appreciation of $874,527,225.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Small Cap Growth Portfolio

October 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,572,812,638	$—	$—	$3,572,812,638
Investment Companies	60,182,144	—	—	60,182,144
Short-Term Investments	60,967,229	—	—	60,967,229
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	106,137,504	—	—	106,137,504

Total Investments in Securities	3,800,099,515	—	—	3,800,099,515
Other Financial Instruments(b)	—	—	—	—

Total	$3,800,099,515	$—	$—	$3,800,099,515

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2024 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$57,738	$272,438	$269,209	$60,967	$729
Government Money Market Portfolio*	89,126	262,857	245,845	106,138	1,383
Total	$146,864	$535,295	$515,054	$167,105	$2,112

*	Investments of cash collateral for securities lending transactions